SCHEDULE OF RECONCILES WARRANT COMMITMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Beginning balance	$ 37,652,808
Initial recognition	56,587,042	20,244,497
Unrealized loss		17,408,311
Ending balance		37,652,808
Beginning balance	37,652,808
Unrealized (gain) loss	(15,518,587)	17,408,311
Warrants exercised or transferred	(55,061,119)
Ending balance	23,660,144	37,652,808
Series B Warrant Commitment [Member]
Offsetting Assets [Line Items]
Initial recognition		20,244,497
Beginning balance	37,652,808
Unrealized (gain) loss	17,408,311	17,408,311
Warrants exercised or transferred	(55,061,119)
Ending balance		37,652,808
Series B Warrant Liability [Member]
Offsetting Assets [Line Items]
Initial recognition	55,061,119
Beginning balance
Unrealized (gain) loss	(31,980,437)
Ending balance	23,080,682
Placement Agent Warrants [Member]
Offsetting Assets [Line Items]
Initial recognition	1,525,923
Beginning balance
Unrealized (gain) loss	(946,461)
Ending balance	$ 579,462